WARRANTS AND OPTIONS (Details Narrative) $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 12, 2025 shares	Jan. 04, 2024 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of common shares issued		1,122,521	528,507
Number of common shares issued			528,507		1,330,300
Proceeds from exercise warrants | $		$ 3,227	$ 1,020
Share based compensation | $			3,869	491
Share options [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $			3,349	354
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $			$ 520	$ 137
RSU's granted			420,000		326,000
RSU's exercisable			8,000		8,000
Restricted share units [member] | Chief executives officer [Member]
IfrsStatementLineItems [Line Items]
RSU's granted	400,000
Description of RSU's vesting and conversion	The RSUs will vest upon the Company entering into one or more agreements for the binding supply of at least 10,000 smart carts.